CONTINGENCIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2022
CONTINGENCIES AND COMMITMENTS
CONTINGENCIES AND COMMITMENTS
21.	CONTINGENCIES AND COMMITMENTS

Due to the nature of the Company’s operations, various legal and tax matters arise in the ordinary course of business. The Company accrues such items as liabilities when the amount can be reasonably estimated, and settlement of the matter is probable to require an outflow of future economic benefits from the Company.

On August 27, 2021, an individual holding a mineral claim on the lands that underlie Albino Lake applied to the Chief Gold Commissioner for a determination as to the ownership of the “minerals” in the materials deposited in the Albino Lake by the previous operators of the Eskay Creek Mine. The materials in question consist of tailings and minerals, containing sulphides and certain deleterious elements from the Eskay Creek Mine and are managed by Skeena under a Lands Act surface lease, and authorizations under the Mines Act and Environmental Management Act. Notwithstanding Skeena’s ongoing environmental obligations in respect of these materials, on February 7, 2022, the Chief Gold Commissioner handed down a decision, determining that the individual, Richard Mills, owns all the materials in the Albino Lake. On March 7, 2022, the Company filed an appeal against the Chief Gold Commissioner’s decision to the Supreme Court of British Columbia (the “Court”) in accordance with the appeal provisions in the BC Mineral Tenure Act (the “Appeal”). On November 22, 2022, the Company received the decision of the Court dismissing the Appeal, and on December 15, 2022, the Company filed a notice to appeal this decision. As the contents of the Albino Lake were not included in the Company’s Eskay Creek Prefeasibility Study or Feasibility Study, the outcome of this matter is not expected to have a material effect on the carrying value of Eskay.

During the year ended December 31, 2022, the Company entered into an agreement to lease an office space beginning on November 1, 2023 until July 30, 2038. The following is a schedule of the lease payments, including common area maintenance costs, that the Company is committed to paying:

	Less than 1 year	1-3 years	3-5 years	Greater than 5 years	Total
Lease commitment	$193	$2,322	$2,357	$13,534	$18,406